Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of related parties' transactions

Name	Relationship
Mr. Sun JianJun	CEO of the Company.
Mr. Han Yu	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd.	Mr. Han Yu, Majority shareholder of the Company owns 27%.
Mr. Liao Xu	CMO of the Company.
Mr. Yuan Qiang	CTO of the Company
Mr. Sun Mang Yue	Director, CEO and shareholder of the Company’s subsidiary

Schedule of other related parties receivables
	March 31, 2018	March 31, 2017
Mr. Han Yu	$40,414	$37,425
Mr. Sun Mang Yue	226,545	-
Mr. Yuan Qiang	-	23,190
Mr. Liao Xu	-	6,530
Total	$266,959	$67,145

Schedule of other related parties payables
	March 31, 2018	March 31, 2017
Mr. Sun JianJun	$19,971	$-
HangZhou TianQi Network Technology Co. Ltd.	44,727	42,960
Total	$64,698	$42,960